Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2021
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of September 30, 2021 and December 31, 2020, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade receivables	236,406	258,088
Tax receivables	56,554	50,663
Prepayments	22,616	12,074
Other accounts receivable	8,691	10,910
Total	324,267	331,735